Supplementary Financial Statements Information (Property, Plant and Equipment, Net) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 88,522	$ 83,907
Less accumulated depreciation	31,717	29,711
Property, Plant and Equipment, Net	56,805	54,196
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,416	1,401
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	25,993	23,444
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	38,155	33,474
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,479	1,129
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,749	7,197
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	499	431
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,769	3,508
Operating lease right of use assets [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,581	8,442
Finance lease right of use assets [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 4,881	$ 4,881